Employee Benefit Plans (Weighted Average Assumptions Estimate The Fair Value Of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Risk-free interest rate	2.51%	3.07%	3.24%
Expected dividend yield	3.90%	3.88%	4.24%
Volatility factor	48.40%	41.12%	42.70%
Expected life of option	5 years	8 years	8 years